UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Address of principal executive offices) (Zip code)

Michael Feldschuh

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-330-8500

Date of fiscal year end: December 31, 2017

Date of reporting period: July 1, 2016 to June 30, 2017

Explanatory Note

The registrant is amending the Form N-PX for the reporting period from July, 1, 2016 through June 30, 2017 to list all issuers or other parties that solicited a proxy regarding an issuer, the meeting date, and a summary of the proposals. During the reporting period, proxies were reviewed for proposals company management supported that were contrary to the registrant’s interest. If any had been identified, those proxies would have been voted reflecting the registrant’s contrary position, but none were identified. As the registrant determined that it was in agreement with each management proposal (and there were no proposals made other than by management), the registrant elected not to vote the proxies to help conserve resources in light of management and structural changes, which was permitted by the registrant’s policies and procedures.

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For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; and (b) as noted above, Daxor did not cast its vote on the matter.

Issuer	Symbol	CUSIP Number	Mtg. Date	Proposal *
Ameren Corp	AEE	023608102	4/27/2017	1,2,3,4,5
American Electric Power	AEP	025537101	4/25/2017	1,2,3,4,6
Avangrid Inc.	AGR	05351W103	6/22/2017	1,2,3,7
Avista Corporation Common	AVA	05379B107	5/11/2017	1,2,3,4,8
Centerpoint Energy, Inc	CNP	15189T107	4/27/2017	1,2,3,4
Centrus Energy	LEU	15643U104	5/31/2017	1,2,3,4,6, 9
CMS ENERGY CORP	CMS	125896100	5/5/2017	1,2,3,4,5
DTE ENERGY CO	DTE	233331107	5/4/2017	1,2,3,4,5
Duke Energy Corporation	DUK	26441C204	5/4/2017	1,2,3,4,5,7
Edison International	EIX	281020107	4/27/2017	1,2,3,4,5
Entergy Corporation	ETR	29364G103	5/5/2017	1,2,3,4,5
Eversource Energy	ES	30040W108	5/3/2017	1,2,3,4,6,7
Exelon Corporation	EXC	30161N101	4/25/2017	1,2,3,4
Firstenergy Corporation	FE	337932107	5/16/2017	1,2,3,4,5,7,8
Great Plains Energy	GXP	391164100	5/6/2017	1,2,3,10
Keycorp	KEY	493267108	5/18/2017	1,2,3,4,5
NISOURCE INC	NI	65473P105	5/9/2017	1,2,3,4
Pg & E Corp.	PCG	69331C108	5/30/2017	1,2,3,4,5
Pinnacle West Capital	PNW	723484101	5/17/2017	1,2,3,4,6
PNM RES INC	PNM	69349H107	5/16/2017	1,2,3,4,5
Enbridge Inc.	ENB	29250N105	5/11/2017	1,2,3,5,6
United States National Gas	UNG	912318300	5/9/2017	1,2,3,4,7
WEC Energy Group	WEC	92939U106	5/4/2017	1,2,3,4,
Xcel Energy Inc.	XEL	98389B100	5/17/2017	1,2,3,4,
PACIFIC GAS & ELECTRIC	PCG-PA	694308206	5/30/2017	1,2,3,4,
SOUTHERN CALIFORNIA EDISON	SCE-PD	842400509	4/27/2017	1,2,3,4,5

* Proposal Respecting:

1.	Election of directors.
2.	Ratification of auditors.
3.	Non-binding approval of executive compensation plan.
4.	Non-binding approval of frequency to vote on executive compensation plan.
5.	Shareholder - request for additional information and/or proposal.
6.	Approval of senior officer supplemental incentive compensation plan.
7.	Approval of amendments to company by-laws.
8.	Approval of amendment to certificate of incorporation or charter document.
9.	Approval of Section 382 Rights Agreement.
10.	Approval of identification agreement between officers and/or directors.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Daxor Corporation

By	/s/ Michael Feldschuh
BY:	Michael Feldschuh
ITS:	President
(Chief Executive Officer, Principal Executive Officer)

Date: June 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John Wilkens
BY:	John Wilkens
ITS:	Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: June 13, 2018

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